Business combinations (Allocation of Fair Values of Assets and Liabilities - Onyx) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2013
Allocation of the total consideration to the acquisition date fair values of assets acquired and liabilities assumed
Goodwill	$ 14,787	$ 14,788	$ 14,968
Onyx [Member]
Allocation of the total consideration to the acquisition date fair values of assets acquired and liabilities assumed
Cash and cash equivalents				$ 319
Marketable securities				337
Inventories				170
Indefinite-lived intangible assets - IPR&D				1,180
Goodwill				2,402
Convertible debt				(742)
Assumed contingent consideration				(261)
Deferred income taxes, net				(3,011)
Other assets (liabilities), net				141
Total consideration (excluding compensation expense)				9,517
Onyx [Member] | Developed product technology rights [Member]
Allocation of the total consideration to the acquisition date fair values of assets acquired and liabilities assumed
Finite-lived intangible assets				6,190
Onyx [Member] | Licensing rights [Member]
Allocation of the total consideration to the acquisition date fair values of assets acquired and liabilities assumed
Finite-lived intangible assets				$ 2,792